Investment Objectives and Goals	Aug. 11, 2025
F/m Compoundr High Yield Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Compoundr High Yield Bond ETF (CPHY)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Compoundr High Yield Bond ETF (the “F/m Compoundr High Yield Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the Nasdaq Compoundr High-Yield Corporate Bond™ Index.

F/m Compoundr U.S. Treasury 10-Year Note ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Compoundr U.S. Treasury 10-Year Note ETF (CPX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Compoundr U.S. Treasury 10-Year Note ETF (the “F/m Compoundr UST 10Y Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the Nasdaq Compoundr 10-Year U.S. Treasury Note™ Index.

F/m Compoundr U.S. Aggregate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Compoundr U.S. Aggregate Bond ETF (CPAG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Compoundr U.S. Aggregate Bond ETF (the “F/m Compoundr U.S. Aggregate Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the Nasdaq Compoundr U.S. Aggregate Bond™ Index.